Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	66-0259436
Plan number	002
Participant loan, current value	$ 64,445
Current Value	$ 179,416,824
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	6.25%
Mutual funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 155,947,347
Investment, Identifier [Axis]: American Funds New World Fund Class R-6 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	818
Current Value	$ 76,183
Investment, Identifier [Axis]: Calvert Balanced Fund Class R6 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,642
Current Value	$ 79,510
Investment, Identifier [Axis]: Cash and Bank Deposit Sweep Program
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 40,144
Investment, Identifier [Axis]: Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	260,734
Current Value	$ 10,684,861
Investment, Identifier [Axis]: DFA Global Allocation 25/75 Portfolio Institutional | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	8,383
Current Value	$ 117,943
Investment, Identifier [Axis]: DGI Balanced Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	567
Current Value	$ 7,294
Investment, Identifier [Axis]: DGI US Government Money Market Fund | Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,577,661
Current Value	$ 2,577,661
Investment, Identifier [Axis]: Fidelity 500 Index | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	15,986
Current Value	$ 3,800,305
Investment, Identifier [Axis]: Fidelity Advisor Stock Selector Sm Cp Z | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	108,391
Current Value	$ 4,605,549
Investment, Identifier [Axis]: Fidelity Multi-Asset Index | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	178,182
Current Value	$ 11,882,952
Investment, Identifier [Axis]: Franklin Small-Mid Cap Growth Fund Class R6 | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	98,053
Current Value	$ 4,568,311
Investment, Identifier [Axis]: Impax International Sustainable Economy Fund Institutional Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	16,916
Current Value	$ 206,546
Investment, Identifier [Axis]: JP Morgan Investor Growth Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,813
Current Value	$ 230,168
Investment, Identifier [Axis]: Janus Henderson Balanced Fund Class N | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	1,699,891
Current Value	$ 82,019,727
Investment, Identifier [Axis]: Loomis Sayles Investment Grade Bond Fund Class Y | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	576,509
Current Value	$ 5,707,435
Investment, Identifier [Axis]: MetLife Unified Trust Stable Value Fund | Collective Investment Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	464,733
Current Value	$ 10,102,366
Investment, Identifier [Axis]: Nuveen Core Impact Bond Fund R6 Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	7,280
Current Value	$ 66,317
Investment, Identifier [Axis]: PIMCO Income Fund Institutional Class | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	106,445
Current Value	$ 1,169,830
Investment, Identifier [Axis]: PIMCO StocksPlus International Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	504,893
Current Value	$ 4,735,893
Investment, Identifier [Axis]: T. Rowe Price US Equity Research Fund | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	180,681
Current Value	$ 12,149,017
Investment, Identifier [Axis]: Vanguard FTSE Social Index Fund Admiral | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	2,555
Current Value	$ 167,350
Investment, Identifier [Axis]: Vanguard Mid-Cap Index Fund Admiral Shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	841
Current Value	$ 302,330
Investment, Identifier [Axis]: Vanguard U.S. Growth Fund Admiral Shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	85,308
Current Value	$ 16,640,207
Investment, Identifier [Axis]: Vanguard Value Index Fund Admiral Shares | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	44,936
Current Value	$ 3,348,203
Investment, Identifier [Axis]: Vanguard Wellesley Income Inv | Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Number of Shares/Units (in shares) | shares	159,775
Current Value	$ 4,066,277